Interest charges and related fees (Tables)	12 Months Ended
Dec. 31, 2025
Aegon Ltd. [member]
Disclosure of interest charges and related fees [Line items]
Interest charges and related fees

	2025	2024
Subordinated borrowings	38	53

Borrowings	48	50

Derivatives	7	19

Other	3	7

Total	96	129